(34) COMMITTMENTS (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Total	R$ 147,810,330
Less than 1 year [Member]
Statement Line Items [Line Items]
Total	16,008,689
1-3 years [Member]
Statement Line Items [Line Items]
Total	29,049,391
4-5 years [Member]
Statement Line Items [Line Items]
Total	28,646,012
More than 5 years [Member]
Statement Line Items [Line Items]
Total	74,106,237
Operational leasings
Statement Line Items [Line Items]
Total	R$ 226,241
Duration	Up to 15 years
Operational leasings | Less than 1 year [Member]
Statement Line Items [Line Items]
Total	R$ 16,579
Operational leasings | 1-3 years [Member]
Statement Line Items [Line Items]
Total	29,440
Operational leasings | 4-5 years [Member]
Statement Line Items [Line Items]
Total	25,053
Operational leasings | More than 5 years [Member]
Statement Line Items [Line Items]
Total	155,169
Energy purchase agreements (except Itaipu) [Member]
Statement Line Items [Line Items]
Total	R$ 88,092,913
Duration	Up to 28 years
Energy purchase agreements (except Itaipu) [Member] | Less than 1 year [Member]
Statement Line Items [Line Items]
Total	R$ 10,870,752
Energy purchase agreements (except Itaipu) [Member] | 1-3 years [Member]
Statement Line Items [Line Items]
Total	18,433,971
Energy purchase agreements (except Itaipu) [Member] | 4-5 years [Member]
Statement Line Items [Line Items]
Total	17,250,704
Energy purchase agreements (except Itaipu) [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Total	41,537,486
Energy purchase from Itaipu [Member]
Statement Line Items [Line Items]
Total	R$ 24,458,379
Duration	Up to 28 years
Energy purchase from Itaipu [Member] | Less than 1 year [Member]
Statement Line Items [Line Items]
Total	R$ 2,613,587
Energy purchase from Itaipu [Member] | 1-3 years [Member]
Statement Line Items [Line Items]
Total	5,758,898
Energy purchase from Itaipu [Member] | 4-5 years [Member]
Statement Line Items [Line Items]
Total	6,599,478
Energy purchase from Itaipu [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Total	17,997,838
Energy system service charges [Member]
Statement Line Items [Line Items]
Total	R$ 32,969,801
Duration	Up to 32 years
Energy system service charges [Member] | Less than 1 year [Member]
Statement Line Items [Line Items]
Total	R$ 2,613,587
Energy system service charges [Member] | 1-3 years [Member]
Statement Line Items [Line Items]
Total	5,758,898
Energy system service charges [Member] | 4-5 years [Member]
Statement Line Items [Line Items]
Total	6,599,478
Energy system service charges [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Total	17,997,838
GSF renegotiation [Member]
Statement Line Items [Line Items]
Total	R$ 363,755
Duration	Up to 30 years
GSF renegotiation [Member] | Less than 1 year [Member]
Statement Line Items [Line Items]
Total	R$ 26,997
GSF renegotiation [Member] | 1-3 years [Member]
Statement Line Items [Line Items]
Total	13,267
GSF renegotiation [Member] | 4-5 years [Member]
Statement Line Items [Line Items]
Total	47,284
GSF renegotiation [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Total	276,207
Power plant constrution projects [Member]
Statement Line Items [Line Items]
Total	R$ 108,495
Duration	Up to 3 years
Power plant constrution projects [Member] | Less than 1 year [Member]
Statement Line Items [Line Items]
Total	R$ 97,176
Power plant constrution projects [Member] | 1-3 years [Member]
Statement Line Items [Line Items]
Total	11,319
Power plant constrution projects [Member] | 4-5 years [Member]
Statement Line Items [Line Items]
Total	0
Power plant constrution projects [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Total	0
Trade payables [Member]
Statement Line Items [Line Items]
Total	R$ 1,590,746
Duration	Up to 17 years
Trade payables [Member] | Less than 1 year [Member]
Statement Line Items [Line Items]
Total	R$ 102,441
Trade payables [Member] | 1-3 years [Member]
Statement Line Items [Line Items]
Total	237,673
Trade payables [Member] | 4-5 years [Member]
Statement Line Items [Line Items]
Total	244,851
Trade payables [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Total	R$ 1,005,781